Investment in Associates (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Jan. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)
Investment in Associates [Line Items]
Shares purchased				11,200	309,400
Shares purchased, value (in Dollars)				$ 15	$ 874
Dilution gain (in Dollars)				$ 700
Exercise price (in Dollars per share) | $ / shares		$ 0.65
Warrant expiration date		Dec. 15, 2024
Facility maturity date				Jan. 31, 2025
Impairment loss (in Dollars)				$ 4,251
Unsecured Credit Facility [Member]
Investment in Associates [Line Items]
Loan advanced (in Dollars)	$ 1,000
New Pacific Metals Corp [Member]
Investment in Associates [Line Items]
Loan advanced (in Dollars)	$ 500
New Pacific Metals Corp [Member]
Investment in Associates [Line Items]
Shares purchased				46,904,706	44,351,616	2,541,890
Shares purchased, value (in Dollars)						$ 5,000
Diluted percentage				27.40%
Dilution gain (in Dollars)				$ 733
Proportion of ownership interest held				27.40%	28.20%
Investment percentage				100.00%
Tincorp Metals Inc ("TIN") [Member]
Investment in Associates [Line Items]
Shares purchased		4,000,000
Shares purchased, value (in Dollars)		$ 1,200
Dilution gain (in Dollars)					$ (107)
Proportion of ownership interest held				29.70%	29.30%
Investment percentage				100.00%
Shares received (in Shares) | shares	350,000
Impairment loss (in Dollars)				$ (4,251)
Tincorp Metals Inc ("TIN") [Member] | Non-adjusting event after reporting period [Member] | Unsecured Credit Facility [Member]
Investment in Associates [Line Items]
Loan advanced (in Dollars)			$ 500
Tincorp Metals Inc ("TIN") 9Member]
Investment in Associates [Line Items]
Shares purchased				19,864,285	19,514,285